Employee benefit expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits Expenses [Abstract]
Salaries and wages	$ 5,655,032	$ 6,555,976	$ 8,579,070
Bonus to Mr. Karan A. Chanana (Note 31)		351,000	351,000
Compensated absence cost	19,982	(88,830)	118,885
Gratuity cost	63,186	75,329	102,853
Contribution to provident fund	19,793	19,965	25,192
Share-based compensation(Note 31)	907,158	1,312,246	3,523,412
Staff welfare expenses	132,580	527,489	183,854
Total	$ 6,797,731	$ 8,753,175	$ 12,884,266